Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Description of Plan [Line Items]
Description of Plan	Description of Plan
The following description of the Popular, Inc. Puerto Rico Savings and Investment Plan (the “Plan”) provides only general information. Participants should refer to the Plan Document for a more complete description of its provisions.
Plan Description
The Plan is sponsored by Popular, Inc. (the “Corporation”). The Plan is a defined contribution plan covering substantially all employees of the Corporation and its affiliates (the “Companies”), who have one month of service, are at least 18 years old and are residents of the Commonwealth of Puerto Rico. The Plan was established for the purpose of providing retirement benefits to employees and to encourage and assist them in adopting a regular savings plan that qualifies under the applicable income tax laws of the Commonwealth of Puerto Rico. The Plan provides the participants the ability to invest in mutual funds, interest bearing deposits, and common stock of the Corporation. The Plan is subject to the provisions of Employee Retirement Income Security Act of 1974 (“ERISA”).
Contributions
Participants may make pre-tax contributions up to the maximum permitted, as defined in the Plan documents, but may not exceed the legal limit established by Section 1081.01 (d)(7)(A) of the Internal Revenue Code for the New Puerto Rico, Act No. 1 of January 31, 2011, as amended from time to time, (the “2011 PR Code”), of $15,000. Also, the Plan permits catch-up contributions that are before tax contributions made in excess of the deferral limit by a participant who has reached age 50, limited for the calendar years ended on December 31, 2025 and 2024 to $1,500.

The plan provides that newly hired employees are automatically enrolled in the Plan at a pre-tax rate of 6% , with a match formula of 50% for each dollar pre-tax contribution up to a maximum of 8% and for an automatic annual increase of 1% to the employees’ pre-tax contribution until such contribution reaches a certain percent which on December 31, 2025 was 10%. Participants may modify the automatic annual increase of the pre-tax contribution up to the maximum permitted amount. Participants are given written notice of the automatic increase no less than 30 days or more than 90 days before the increase is to be effective. Participants, upon receipt of the notice of automatic increase, may elect to change their percentage of before-tax contributions to a different amount, including zero (0%), by the deadline established by the Plan Administrator to avoid the automatic increase. Matching contributions are invested pursuant to each participant’s investment directions.

The Corporation may make discretionary contributions to its own employees out of its net profits in such amounts as the Corporation’s Board of Directors may determine. During the year ended December 31, 2025, the Corporation made discretionary contributions of $16,508,992 related to profit sharing distribution.
The Plan provides for an additional employer contribution known as “True-Up contribution” to ensure participants receive the maximum matching benefit under the Plan’s contribution guidelines. In 2026, the Corporation reviewed the matching contributions for the year 2025 and as a result determined to make a True-Up contribution of $564,436, which is included as employer contributions receivable in the accompanying Statement of Net Assets Available for Benefits as of December 31, 2025. In 2025, the Corporation reviewed the matching contributions for the year 2024 and as a result made a True-Up contribution of $450,697, which is included as employer contributions receivable in the accompanying Statement of Net Assets Available for Benefits as of December 31, 2024.
Participant Accounts
Each participant account is credited with its contribution and allocation of: (a) its own Corporation matching and profit-sharing contribution and (b) plan earnings. Allocations are based on participant earnings or account balances, as defined in the Plan Document. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Eligibility and vesting
All employees are eligible to participate in the Plan on the first day of the month, following one month of service. Participants are immediately vested in their voluntary contributions plus actual earnings thereon. Vesting in the Corporations’ matching and discretionary profit-sharing contributions plus actual earnings thereon is based on years of service since commencement of employment with the Corporation. These contributions and actual earnings thereon vest in accordance with the following schedule:

Years of Service	Vesting %
At least 1	20
At least 2	40
At least 3	60
At least 4	80
5 or more	100
Payment of Benefits and Withdrawals
Plan participants are permitted to make withdrawals from the Plan from after-tax contributions balance, subject to provisions in the Plan Document as amended. If a participant suffers financial hardship, as defined in the Plan Document, the participant may request a withdrawal from his/her pre-tax contributions balance. Upon termination of service due to disability, retirement or other reasons, a participant may elect to receive either a lump sum distribution in cash, recurring benefit payments, shares of Popular, Inc.’s common stock, if applicable, or a combination of elections. In the case of participant termination due to death, the entire vested amount is paid to the person or persons legally entitled thereto.
Notes Receivable from Participants
The Plan does not allow participants to take loans from their accounts.
Plan Termination
Although it has not expressed any intent to do so, the Corporation has the right under the Plan to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, the interest of each participant in the Plan shall be fully vested and such termination shall not reduce the interest of any participating employee or their beneficiaries accrued under the Plan up to the date of such termination.
Plan Expenses and Administration
The Plan is administered by the Popular, Inc. Benefits Committee which, in turn, may delegate certain administrative functions to other committees and/or officers of the Corporation. The named fiduciary of the Plan for purposes of investment-related matters is the Popular, Inc. Corporate Investment Committee.
The Plan’s Recordkeeper and Trustee is Banco Popular de Puerto Rico. Unless otherwise paid by the Corporation, expenses of the Plan are borne by the Plan.
Forfeited Accounts
Forfeited balances of terminated participants’ non-vested accounts may first be used to pay administrative expenses, to reduce the earliest employer contributions made after the forfeitures are determined, or at the Corporation’s discretion, may be redistributed among participants after a five (5) year severance period. During the severance period, if the terminated participant is re-employed by the Corporation, the dollar value at the date of re-employment shall be restored to the participant’s account if the re-employed participant repays to the Plan an amount equal to the dollar value of his/her vested balance distributed upon termination.
During 2025, the Plan used forfeitures of $154,809 to pay a portion of the administrative expenses, which included expenses accrued in prior year, and $156,272 to cover the 2024 True-Up Contribution. Forfeited non-vested accounts amounted to $321,960 and $151,333 at December 31, 2025 and 2024, respectively.
Non-Participant Directed Investments
At December 31, 2025, there were no non-participant directed investments in the Plan.